Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES FOR THE CONSERVATIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Conservative Allocation Fund (“CAF”), on page 43, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.30%
Acquired fund fees and expenses(1)	0.50%	0.50%
Total annual Fund operating expenses	0.65%	0.90%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the CAF, on page 43, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$92
3 Years	$208	$287
5 Years	$362	$498
10 Years	$810	$1,108
II.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
CONSERVATIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the CAF, on page 44, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	50-80%
Equities(4)	20-40%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the CAF, on page 44, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
III.  FEES AND EXPENSES CHANGES FOR THE BALANCED ALLOCATION FUND
Under the heading “Fees and Expenses” for the Balanced Allocation Fund (“BAF”), on page 49, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.27%
Acquired fund fees and expenses(1)	0.59%	0.59%
Total annual Fund operating expenses	0.71%	0.96%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the BAF, on page 49, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$73	$98
3 Years	$227	$306
5 Years	$395	$531
10 Years	$883	$1,178
IV.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
BALANCED ALLOCATION FUND
In the section “Principal Investment Strategies” for the BAF, on page 50, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	35-60%
Equities(4)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the BAF, on page 50, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
V.  FEES AND EXPENSES CHANGES FOR THE GROWTH ALLOCATION FUND
Under the heading “Fees and Expenses” for the Growth Allocation Fund (“GAF”), on page 55, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.66%	0.66%
Total annual Fund operating expenses	0.78%	1.04%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the GAF, on page 55, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$80	$106
3 Years	$249	$331
5 Years	$433	$574
10 Years	$966	$1,271
VI.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
GROWTH ALLOCATION FUND
In the section “Principal Investment Strategies” for the GAF, on page 56, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	10-35%
Equities(4)	65-90%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the GAF, on page 56, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
VII.  FEES AND EXPENSES CHANGES FOR THE AGGRESSIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Aggressive Allocation Fund (“AAF”), on page 61, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses(1)	0.71%	0.71%
Total annual Fund operating expenses	0.84%	1.09%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the AAF, on page 61, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$111
3 Years	$268	$347
5 Years	$466	$601
10 Years	$1,037	$1,329
VIII.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISKS CHANGES
TO THE AGGRESSIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the AAF, on page 62, the second bullet is deleted in its entirety and replaced with the following:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)	0-10%
Equities(3)	90-100%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
The Fixed Income asset class may include impact-related investments.
(3)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the AAF, on page 62, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
In the section “Principal Investment Risks” for the AAF, beginning on page 62, the following risk is added in alphabetical order:
•
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.

Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES FOR THE CONSERVATIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Conservative Allocation Fund (“CAF”), on page 43, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.30%
Acquired fund fees and expenses(1)	0.50%	0.50%
Total annual Fund operating expenses	0.65%	0.90%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the CAF, on page 43, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$92
3 Years	$208	$287
5 Years	$362	$498
10 Years	$810	$1,108
II.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
CONSERVATIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the CAF, on page 44, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	50-80%
Equities(4)	20-40%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the CAF, on page 44, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.

Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.  FEES AND EXPENSES CHANGES FOR THE BALANCED ALLOCATION FUND
Under the heading “Fees and Expenses” for the Balanced Allocation Fund (“BAF”), on page 49, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.27%
Acquired fund fees and expenses(1)	0.59%	0.59%
Total annual Fund operating expenses	0.71%	0.96%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the BAF, on page 49, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$73	$98
3 Years	$227	$306
5 Years	$395	$531
10 Years	$883	$1,178
IV.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
BALANCED ALLOCATION FUND
In the section “Principal Investment Strategies” for the BAF, on page 50, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	35-60%
Equities(4)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the BAF, on page 50, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
V.  FEES AND EXPENSES CHANGES FOR THE GROWTH ALLOCATION FUND
Under the heading “Fees and Expenses” for the Growth Allocation Fund (“GAF”), on page 55, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.66%	0.66%
Total annual Fund operating expenses	0.78%	1.04%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the GAF, on page 55, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$80	$106
3 Years	$249	$331
5 Years	$433	$574
10 Years	$966	$1,271
VI.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
GROWTH ALLOCATION FUND
In the section “Principal Investment Strategies” for the GAF, on page 56, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	10-35%
Equities(4)	65-90%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the GAF, on page 56, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.

Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VII.  FEES AND EXPENSES CHANGES FOR THE AGGRESSIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Aggressive Allocation Fund (“AAF”), on page 61, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses(1)	0.71%	0.71%
Total annual Fund operating expenses	0.84%	1.09%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the AAF, on page 61, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$111
3 Years	$268	$347
5 Years	$466	$601
10 Years	$1,037	$1,329
VIII.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISKS CHANGES
TO THE AGGRESSIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the AAF, on page 62, the second bullet is deleted in its entirety and replaced with the following:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)	0-10%
Equities(3)	90-100%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
The Fixed Income asset class may include impact-related investments.
(3)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the AAF, on page 62, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
In the section “Principal Investment Risks” for the AAF, beginning on page 62, the following risk is added in alphabetical order:
•
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.